Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, Net
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Internally developed software	281,346	348,951
Trademark	1,074	1,074
Supplier relationship	15,620	15,620
Customer relationship	—	146,701
Brand	—	12,100
Franchising	—	69,608
Technology	—	23,237
Accumulated amortization	(151,667)	(222,081)

Intangible assets, net	146,373	395,210